Employee Benefits - Assumptions Used for Retirement Benefit Plans (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Benefits for U.S. plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate for calculating obligations	4.35%	3.60%	4.60%
Discount rate for calculating net periodic benefit cost	3.60%	4.60%	5.25%
Rate of compensation increase - benefit obligations	2.80%	3.00%	3.00%
Rate of compensation increase	3.00%	3.00%	3.00%
Pension Benefits for Canadian plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate for calculating obligations	4.60%	4.20%	4.75%
Discount rate for calculating net periodic benefit cost	4.20%	4.75%	5.25%
Expected rate of return on plan assets	6.50%	6.50%	7.00%
Rate of compensation increase	3.50%	3.50%	3.50%
Other Postretirement Benefits for Canadian plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate for calculating obligations	4.40%	4.10%	4.80%
Discount rate for calculating net periodic benefit cost	4.10%	4.80%	5.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Pension Benefits for U.S. plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate for calculating obligations	4.80%	4.00%	4.90%
Discount rate for calculating net periodic benefit cost	4.00%	4.90%	5.35%
Expected rate of return on plan assets	8.20%	8.75%	8.75%
Rate of compensation increase - benefit obligations	2.80%	3.00%	3.00%
Rate of compensation increase	3.00%	3.00%	3.00%